Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	7,374,632
Proposed Maximum Offering Price per Unit | $ / shares	4.89
Maximum Aggregate Offering Price	$ 36,061,950.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,980.16
Offering Note

(1)
In the event of a stock split, stock dividend or other similar transaction involving shares of the common stock, par value $0.0001 per share (“common stock”), of Opus Genetics, Inc. (the “Registrant”), in order to prevent dilution, the number of shares of common stock registered hereby shall be automatically increased to cover the additional shares of common stock in accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”).

(2)	Consists of the resale of 7,374,632 shares of common stock issuable upon the conversion of the Registrant’s Series B Non-Voting Convertible Preferred Stock, par value $0.0001 per share.

(3)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of common stock on March 9, 2026, as reported on the Nasdaq Capital Market.